Finance income, net	12 Months Ended
Mar. 31, 2024
Finance expense income [Abstract]
Finance income, net
24.
Finance income, net

Finance income, net consists of the following:

	For the Year Ended March 31,
	2024		2023		2022
Interest income	Rs.	2,278	Rs.	1,180	Rs.	965
Fair value changes and profit on sale of financial instruments measured at FVTPL, net		3,149		876		277
Foreign exchange gain, net		278		2,225		1,835
Finance income (A)	Rs.	5,705	Rs.	4,281	Rs.	3,077
Interest expense	Rs.	(1,711)	Rs.	(1,428)	Rs.	(958)
Finance expense (B)	Rs.	(1,711)	Rs.	(1,428)	Rs.	(958)
Finance income, net [(A)+(B)]	Rs.	3,994	Rs.	2,853	Rs.	2,119